OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES
Schedule of other receivables

	As of December 31,
	2020	2019
Current other receivables
Prepaid expenses	1,545	1,600
Tax credits	2,772	2,583
Financial NDF (Note 22)	2	222
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	150	157
Receivables from sale of customer relationship	28	31
Other	1,352	1,707
Allowance for current other receivables	(333)	(51)
	5,516	6,249
Non-current other receivables
Prepaid expenses	166	297
Tax credits	859	1,170
Regulatory receivables (Núcleo)	267	283
Receivables from sale of customer relationship	41	85
Other	266	456
	1,599	2,291
Total other receivables, net	7,115	8,540

Schedule of movements in the allowances

	Years ended December 31,
	2020	2019
At the beginning of the year	(51)	(37)
Increases	(297)	(26)
Decreases (includes RECPAM)	15	12
At the end of the year	(333)	(51)